Convertible Debentures - Additional Information (Detail)					12 Months Ended
	Jul. 21, 2017 CAD ($) shares	Jul. 21, 2017 USD ($) shares	Jun. 10, 2016 CAD ($) shares	Jun. 10, 2016 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 21, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Jun. 10, 2016 USD ($)
Convertible debentures [line items]
Convertible debenture issuance costs							$ 2,811,146
Establishment fee, percent	3.00%	3.00%
Mark to market loss (gain) on convertible debentures					$ 32,578,261		$ (27,522,985)
Interest rate					7.50%		7.50%	7.50%	7.50%
Borrowings, interest rate, payable in cash							5.00%		5.00%
Borrowings, interest rate, payable in common shares							2.50%		2.50%
2016 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures			$ 76,416,000	$ 60,000,000
Net proceeds from issuances of convertible debentures			72,363,602	56,852,383
Convertible debenture issuance costs			$ 4,052,398	$ 3,147,617
Establishment fee, percent			3.00%	3.00%
Establishment fee			$ 2,292,480	$ 1,800,000
Establishment fee (shares) | shares			1,005,586	1,005,586
Convertible debentures at fair value			$ 74,123,520		$ 72,481,375		$ 90,742,373	$ 53,131,047	$ 72,333,498		$ 70,811,801	$ 58,200,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					18,260,998	$ 19,202,451
Convertible debt, conversion price								2.3261	2.3261
2017 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures	$ 75,294,000	$ 60,000,000
Net proceeds from issuances of convertible debentures	72,482,854	57,759,864
Convertible debenture issuance costs	$ 2,811,146	$ 2,240,136
Establishment fee, percent	3.00%	3.00%
Establishment fee	$ 2,258,820	$ 1,800,000
Establishment fee (shares) | shares	869,271	869,271
Convertible debentures at fair value	$ 73,035,180				65,709,509		80,627,593	48,167,064	64,270,700	$ 58,200,000	$ 73,035,180
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					14,918,084	$ 16,103,636
Mark to market gain related to the change in fair value					33,179,082		27,522,985
Mark to market loss (gain) on convertible debentures					(32,578,261)		27,522,985
Mark to market gain loss on convertible debentures in other comprehensive income					$ 600,821		$ 0
Convertible debt, conversion price								$ 2.6919	$ 2.6919